CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income for the year	R$ 2,388,054	R$ 1,216,887	R$ 2,326,382
Adjustments to reconcile net income for the year to net cash provided by operating activities
Depreciation and amortization	2,499,104	2,074,295	1,891,814
Impairment of assets	411,925	0	0
Equity in earnings of unconsolidated companies	(152,569)	17,050	(10,141)
Exchange variation, net	204,291	247,555	322,621
Gains and losses on derivative financial instruments, net	774	15,118	(32,092)
Post-employment benefits	203,689	165,487	189,603
Long-term incentive plans	62,801	43,895	41,186
Income tax	1,107,624	457,833	(168,951)
(Gains) Losses on disposal of property, plant and equipment	(18,482)	2,129	(41,109)
Gains and losses on assets held for sale and sales of interest in subsidiaries	0	0	414,507
Impairment of financial assets	64,132	21,044	9,914
Provision (reversal) of tax, civil, labor and environmental liabilities, net	477,518	38,417	(56,409)
Tax credits recovery	(1,358,744)	(402,499)	0
Interest income on short-term investments	(99,359)	(72,784)	(49,745)
Interest expense on loans	1,022,460	938,120	1,177,686
Interest on loans with related parties	(8,277)	(4,767)	(545)
Provision (Reversal) for net realisable value adjustment in inventory	(40,697)	24,665	8,228
Cash flows from operations before changes in working capital	6,764,244	4,782,445	6,022,949
Changes in assets and liabilities
(Increase) Decrease in trade accounts receivable	(527,722)	656,831	71,631
(Increase) Decrease in inventories	(428,263)	1,556,713	(2,427,473)
Increase (Decrease) in trade accounts payable	1,014,800	(642,699)	900,388
Decrease (Increase) in other receivables	369,076	146,825	(118,988)
Increase (Decrease) in other payables	182,934	(462,906)	(1,160,626)
Dividends from joint ventures	94,937	44,037	55,357
Purchases of short-term investments	(3,224,158)	(3,676,744)	(1,512,123)
Proceeds from maturities and sales of short-term investments	3,924,799	521,616	1,629,595
Cash provided by operating activities	8,170,647	2,926,118	3,460,710
Interest paid on loans and financing	(1,079,981)	(945,027)	(1,162,364)
Interest paid on lease liabilities	(61,727)	(83,620)	0
Income and social contribution taxes paid	(621,033)	(254,679)	(298,663)
Net cash provided by operating activities	6,407,906	1,642,792	1,999,683
Cash flows from investing activities
Purchases of property, plant and equipment	(1,650,778)	(1,746,600)	(1,194,934)
Proceeds from sales of property, plant and equipment, investments and other intangibles	61,275	21,805	4,021,251
Additions in other intangibles	(154,250)	(100,313)	(67,388)
Advance for future investment in joint venture	0	(94,687)	(375,456)
Capital (increase) decrease in joint venture	(42,782)	20,344	0
Payment for business combination	(442,542)	0	0
Net cash (used) provided by investing activities	(2,229,077)	(1,899,451)	2,383,473
Cash flows from financing activities
Purchase of treasury shares	0	0	(243,396)
Dividends and interest on capital paid	(274,815)	(484,173)	(599,099)
Proceeds from loans and financing	3,120,745	5,585,573	2,560,789
Repayment of loans and financing	(5,084,028)	(4,885,083)	(6,000,433)
Leasing payment	(247,914)	(161,824)	0
Intercompany loans, net	(7,777)	(64,089)	25,755
Net cash used in financing activities	(2,493,789)	(9,596)	(4,256,384)
Exchange variation on cash and cash equivalents	290,512	17,763	208,034
Increase (Decrease) in cash and cash equivalents	1,975,552	(248,492)	334,806
Cash and cash equivalents at beginning of year	2,641,652	2,890,144	2,555,338
Cash and cash equivalents at end of year	R$ 4,617,204	R$ 2,641,652	R$ 2,890,144